Share Option Activities, Stock Options Granted by Red 5 (Detail) (Stock options and ordinary shares granted by Red 5, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options and ordinary shares granted by Red 5
Number of Options
Outstanding at beginning of period	21,533,673
Exercised	(28,717)
Forfeited	(336,274)
Outstanding at end of period	21,168,682	21,533,673
Vested and expected at end of period	21,152,191
Exercisable at end of period	18,814,316
Weighted-Average Exercise Price Per Option
Outstanding at beginning of period	$ 0.128
Exercised	$ 0.186
Forfeited	$ 0.134
Outstanding at end of period	$ 0.128	$ 0.128
Vested and expected at end of period	$ 0.128
Exercisable at end of period	$ 0.129
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	1 year 3 months 22 days	4 years 2 months 9 days
Vested and expected at end of period	1 year 3 months 22 days
Exercisable at end of period	11 months 9 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 50,729
Exercised			3,507
Outstanding at end of period	12,122,636	50,729
Vested and expected at end of period	12,113,058
Exercisable at end of period	$ 10,755,591